Right of Use Assets and Lease Liabilities - Summary of Carrying Amounts of Lease Liabilities (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	€ 38,977
Additions to liabilities	1,471
Interest on lease liabilities	963	€ 593
Lease payments	(3,369)
Others	15
Translation differences	30
Ending balance	38,087
Buildings
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	33,463
Interest on lease liabilities	831
Lease payments	(2,086)
Translation differences	(113)
Ending balance	32,095
Vehicles
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	1,514
Additions to liabilities	116
Interest on lease liabilities	21
Lease payments	(326)
Translation differences	(80)
Ending balance	1,245
Other assets
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	4,000
Additions to liabilities	1,355
Interest on lease liabilities	111
Lease payments	(957)
Others	15
Translation differences	223
Ending balance	€ 4,747